Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [Abstract]
Trade and other receivables
	2020 £’000	2019 £’000
Trade receivables	2,051	1,471
Other receivables	1,722	3,667
Interest receivable	-	28
Prepayments and accrued income	6,507	4,473
	10,280	9,639